Note 10 - Net Income Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Continuing operations	$ 37,432	$ 40,739	[1]	$ 34,219
Discontinued operations	141,742	17,161	[1]	941
Net income attributable to the owners of the parent for basic and diluted earnings	$ 179,174	$ 57,899	[1]	$ 35,160
Issued ordinary shares at beginning of period (in shares)	237,826,326	220,119,343		190,250,000
Effect of shares issued (in shares)	1,889,770	7,422,487		12,504,070
Effect of treasury shares held (in shares)	(5,146,244)	(2,913,330)		(133,681)
Basic weighted-average number of ordinary shares in the period (in shares)	234,569,852	224,628,500		202,620,388
Effect of employee equity grants (in shares)	2,816,613	4,437,167		6,107,813
Diluted weighted-average number of ordinary shares in the period (in shares)	237,386,466	229,065,667		208,728,201
Basic net income from continuing operations per share, US$ (in dollars per share)	$ 0.16	$ 0.18		$ 0.17
Basic net income per share, US$ (in dollars per share)	0.76	0.26		0.17
Diluted net income from continuing operations per share, US$ (in dollars per share)	0.16	0.18		0.16
Diluted net income per share, US$ (in dollars per share)	$ 0.75	$ 0.25		$ 0.17
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	237,826,326	220,119,343		190,250,000
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	234,569,852	224,628,500		202,620,388
ADS [member]
Statement Line Items [Line Items]
Continuing operations	$ 37,432	$ 40,739		$ 34,219
Discontinued operations	141,742	17,161		941
Net income attributable to the owners of the parent for basic and diluted earnings	$ 179,174	$ 57,899		$ 35,160
Issued ordinary shares at beginning of period (in shares)	117,284,926	112,314,250		101,310,194
Basic weighted-average number of ordinary shares in the period (in shares)	118,693,233	114,532,833		104,364,101
Basic net income from continuing operations per share, US$ (in dollars per share)	$ 0.32	$ 0.36	[1]	$ 0.34
Basic net income per share, US$ (in dollars per share)	1.53	0.52	[1]	0.35
Diluted net income from continuing operations per share, US$ (in dollars per share)	0.32	0.36	[1]	0.33
Diluted net income per share, US$ (in dollars per share)	$ 1.51	$ 0.51	[1]	$ 0.34
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	117,284,926	112,314,250		101,310,194
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	118,693,233	114,532,833		104,364,101

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.